Business Combinations (Acquisition Completed in 2010 - Eyedentity) (Narrative) (Details)	12 Months Ended		12 Months Ended			0 Months Ended		12 Months Ended			0 Months Ended							0 Months Ended
	Dec. 31, 2012 CNY	Nov. 08, 2010 CNY	Dec. 31, 2012 Non-controlling interests [Member] CNY	Dec. 31, 2011 Non-controlling interests [Member] CNY	Dec. 31, 2010 Non-controlling interests [Member] CNY	Sep. 01, 2010 Eyedentity [Member] USD ($)	Sep. 01, 2010 Eyedentity [Member] CNY	Dec. 31, 2012 Eyedentity [Member] CNY	Dec. 31, 2011 Eyedentity [Member] CNY	Dec. 31, 2010 Eyedentity [Member] CNY	Oct. 10, 2012 Games International [Member] Eyedentity [Member] CNY	Oct. 10, 2012 Actoz [Member] Eyedentity [Member] CNY	Dec. 31, 2012 Actoz [Member] Eyedentity [Member] USD ($)	Dec. 31, 2012 Actoz [Member] Eyedentity [Member] CNY	Dec. 31, 2012 Actoz [Member] Eyedentity [Member] KRW	Oct. 10, 2012 Actoz [Member] Eyedentity [Member] USD ($)	Oct. 10, 2012 Actoz [Member] Eyedentity [Member] KRW	Oct. 10, 2012 Actoz [Member] Eyedentity [Member] Non-controlling interests [Member] CNY
Business Acquisition [Line Items]
Percentage of equity interest acquired						100.00%	100.00%
Total purchase consideration						$ 76,500,000	520,799,000
Non-contingent purchase consideration		48,800,000					10,000,000
Amount to purchase all outstanding stock options issued						2,800,000
Amount to purchase all outstanding stock options issued, pre-combination services						1,600,000
Amount to purchase all outstanding stock options issued, post-combination services						1,100,000
Amount to be paid to shareholders if they continue to provide service in three years after acquisition						15,900,000	98,900,000
Expense accrued for shareholders in acquisition activity								33,100,000	29,600,000	14,800,000
Weighted average amortization period for identifiable intangible assets acquired						6 years 8 months 12 days	6 years 8 months 12 days
Goodwill							123,425,000
Ownership percentage											100.00%					51.00%	51.00%
Number of common shares disposed											532,066
Percentage of common shares disposed											20.50%
Cash consideration for disposed equity interest												643,700,000				106,600,000	113,500,000,000
Initial payment													53,900,000	339,900,000	60,000,000,000
Capital gains tax and securities transaction tax													11,700,000	73,700,000	13,000,000,000
Second installment payment													48,200,000	303,800,000	53,600,000,000
Interest rate for second installment payment per annum													3.70%	3.70%	3.70%
Percentage of net assets de-recognized											20.50%
De-recognition assets											111,300,000
Contribution to Games International											532,400,000
Non-controlling interest of Actoz																		49.00%
Contribution by noncontrolling shareholders and tax expenses charged to equity related to transfer of a portion of subsidiary Eyedentity's equity from Shanda Games International to Actoz	37,336,000		260,077,000	0	0													260,000,000
Transaction-related capital gains tax, attributable to controlling interest												36,400,000
Transaction-related capital gains tax, attributable to non-controlling interest												37,300,000